UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21910

Claymore Exchange-Traded Fund Trust 2

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Claymore/Robeco Developed International Equity ETF (EEN)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description
	Total Investments - 99.2%
	Common Stocks - 98.5%
	Australia - 5.0%
4,458	Australia & New Zealand Banking Group Ltd.	$106,410
330	BHP Billiton Ltd.	8,612
146	Cochlear Ltd.	7,518
2,715	Commonwealth Bank of Australia	124,488
1,033	Macquarie Bank Ltd.	74,895
6,256	PaperlinX Ltd.	21,384
4,248	Suncorp-Metway Ltd.	74,396
4,866	Westpac Banking Corp.	104,953

		522,656

	Belgium - 2.1%
24	Barco NV	2,159
542	Belgacom SA	24,659
526	Delhaize Group	50,226
1,714	Fortis	71,223
552	Groupe Bruxelles Lambert SA	69,972
13	Omega Pharma SA	1,048

		219,287

	China - 1.9%
31,000	BOC Hong Kong Holdings Ltd.	73,744
13,500	HongKong Electric Holdings	69,743
5,000	Swire Pacific Ltd. - Class A	56,270
500	Wing Hang Bank Ltd.	5,365

		205,122

	United Kingdom - 21.4%
3,662	3i Group PLC	87,940
3,043	Alliance Boots PLC	67,928
1,504	Anglo American PLC	90,412
2,447	AstraZeneca PLC	130,013
2,157	Berkeley Group Holdings PLC, Unit	80,727
20,961	BP PLC	234,058
6,984	British Airways PLC (a)	64,931
3,043	British Land Co PLC, REIT	87,100
12,751	BT Group PLC	83,109
1,484	Bunzl PLC	21,635
4,770	Daily Mail & General Trust - Class A	79,494
2,424	Davis Service Group PLC	31,239
316	George Wimpey PLC	3,926
7,070	GlaxoSmithKline PLC	183,206
4,949	Great Portland Estates PLC, REIT	70,045
1,451	Home Retail Group	13,540
7,362	HSBC Holdings PLC	136,016
908	InterContinental Hotels Group PLC	24,463
1,800	J Sainsbury PLC	19,868
1,448	Land Securities Group PLC, REIT	55,739
6,320	Marks & Spencer Group PLC	87,386
5,961	National Grid PLC	92,327
3,440	Pearson PLC	61,106
14,544	Royal & Sun Alliance Insurance Group	45,542
8,367	Royal Bank of Scotland Group PLC	103,856
4,260	Royal Dutch Shell PLC - Class B	160,781
10,663	Stagecoach Group PLC	38,967
3,290	Unilever PLC	101,459
1	United Business Media PLC	15

		2,256,828

	Denmark - 1.6%
1,000	Jyske Bank (a)	76,595
100	Sydbank A/S	5,429
400	Topdanmark A/S (a)	73,922
100	TrygVesta AS	8,671

		164,617

	Finland - 2.7%
6,224	Nokia OYJ	170,438
2,610	Orion OYJ - Class B	64,588
1,938	Stora Enso OYJ	37,006
212	Uponor OYJ	8,767

		280,799

	France - 8.7%
1,103	Bouygues	97,367
2,095	Business Objects SA (a)	86,548
810	Cap Gemini SA	61,736
10	Gecina SA	1,812
617	Peugeot SA	48,894
1,447	Publicis Groupe	65,619
1,613	Sanofi-Aventis	155,540
446	SCOR	12,183
1,069	Sodexho Alliance SA	80,757
1,102	Technip SA	85,490
216	Total SA	16,277
287	Unibail	82,361
64	Valeo SA	3,646
2,712	Vivendi	118,168

		916,398

	Germany - 7.9%
686	Allianz SE	152,314
1,021	BASF AG	126,455
887	Deutsche Bank AG	134,948
984	E.ON AG	161,781
576	Muenchener Rueckversicherungs AG	108,436
886	ThyssenKrupp AG	51,767
640	Volkswagen AG	97,137

		832,837

	Italy - 4.6%
10,122	Enel SpA	115,163
4,275	ENI SpA	151,180
3,167	Fiat SpA	90,688
20,996	Telecom Italia SpA	48,963
7,732	UniCredito Italiano SpA	72,572

		478,566

	Japan - 21.8%
900	Alps Electric Co., Ltd.	8,777
2,000	Asahi Kasei Corp.	12,823
8,000	Central Glass Co., Ltd.	46,431
6	East Japan Railway Co.	46,300
500	Fanuc Ltd.	47,695
2,000	FUJIFILM Holdings Corp.	82,748
6,000	Fujitsu Ltd.	40,931
6,000	Hitachi Ltd.	44,034
18	Japan Tobacco, Inc.	93,683
1,800	Kansai Electric Power Co., Inc. (The)	45,216
4	KDDI Corp.	34,150
8,000	Kinden Corp.	69,023
2,900	Komatsu Ltd.	76,895
5,000	Matsushita Electric Industrial Co., Ltd.	105,488
10,000	Mitsubishi Chemical Holdings Corp.	87,428
1,000	Mitsubishi Heavy Industries Ltd.	6,067
15,000	Mitsubishi Materials Corp.	78,931
13	Mitsubishi UFJ Financial Group, Inc.	149,407
17	Mizuho Financial Group, Inc.	120,158
4,200	Namco Bandai Holdings, Inc.	71,198
400	Nintendo Co., Ltd.	139,720
1,000	Nippon Oil Corp.	8,488
19	Nippon Paper Group, Inc.	65,821
15,000	Nippon Steel Corp.	104,790
4,000	Nisshin Steel Co., Ltd.	16,418
14	NTT Data Corp.	66,773
57	NTT DoCoMo, Inc.	96,860
200	Shin-Etsu Chemical Co., Ltd.	13,397
1,700	Sony Corp.	97,829
17,000	Sumitomo Metal Industries Ltd.	91,967
700	Takeda Pharmaceutical Co., Ltd.	46,948
800	TIS, Inc.	18,159
900	Tokyo Electric Power Co., Inc. (The)	29,922
1,000	Tokyo Electron Ltd.	71,830
6,000	Tokyo Style Co., Ltd.	68,169
2,000	TonenGeneral Sekiyu KK	20,293
4,000	Toyo Suisan Kaisha Ltd.	75,853

		2,300,620

	Netherlands - 4.1%
539	ABN AMRO Holding NV	25,843
3,134	ASML Holding NV (a)	81,182
992	Heineken NV	57,801
1,741	Koninklijke DSM NV	86,495
5,753	Royal KPN NV	97,621
4,388	STMicroelectronics NV	84,733

		433,675

	Norway - 1.3%
2,700	Norsk Hydro ASA	96,282
1,900	Tandberg ASA	42,809

		139,091

	Singapore - 1.9%
5,000	ComfortDelgro Corp., Ltd.	7,192
6,000	Fraser and Neave Ltd.	22,361
3,000	Keppel Corp., Ltd.	21,380
32,000	Neptune Orient Lines Ltd.	94,570
13,000	SembCorp Industries Ltd.	46,749
5,000	SMRT Corp., Ltd.	6,244

		198,496

	Spain - 3.3%
1,338	Banco Popular Espanol SA	26,791
8,599	Banco Santander Central Hispano SA	165,237
1,470	Endesa SA	79,144
3,388	Telefonica SA	77,003

		348,175

	Sweden - 3.4%
5,200	Fabege AB	67,328
350	Hennes & Mauritz AB - Class B	22,177
6,200	Nordea Bank AB	102,250
2,100	Skandinaviska Enskilda Banken AB	69,114
200	SKF AB - Class B	4,297
200	SKF AB - Class B, expired (a)	288
3,000	Svenska Handelsbanken AB - Class A	88,536
2,000	Telefonaktiebolaget LM Ericsson - Class B	7,595

		361,585

	Switzerland - 6.7%
4,870	ABB Ltd.	104,120
1,871	Credit Suisse Group	142,220
3,600	Micronas Semiconductor Hold (a)	75,058
499	Nestle SA	194,233
102	Rieter Holding AG	56,308
7	Sulzer AG	8,985
98	Swatch Group AG	28,070
316	Zurich Financial Services AG	96,635

		705,629

	Total Common Stocks - 98.5%	10,364,382

	(Cost - $9,906,073)
	Preferred Stock - 0.7%
726	Volkswagen AG	70,994

	(Cost - $45,644)
	Exchange-Traded Funds - 0.1%
	United States - 0.1%
100	iShares MSCI EAFE Index Fund	8,103

	(Cost - $8,027)
	Total Investments - 99.2%
	(Cost - $9,959,744)	10,443,479
	Other Assets in Excess of Liabilities - 0.8%	81,804

	Net Assets - 100.0%	$10,525,283

REIT - Real Estate Investment Trust

PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Investments by Industry Classification

Industy*	% of Net Assets
Financials	30.1%
Consumer Discretionary	14.0%
Information Technology	9.6%
Materials	8.5%
Energy	7.4%
Industrials	7.4%
Consumer Staples	6.3%
Utilities	5.7%
Health Care	5.6%
Telecommunication Services	5.4%

*	Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Claymore/Robeco Developed World Equity ETF (EEW)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description
	Total Investments - 99.6%
	Common Stocks - 99.3%
	Australia - 1.9%
1,404	Amcor Ltd.	$8,645
4,802	Ansell Ltd.	48,766
1,479	Coca-Cola Amatil Ltd.	11,568
2,076	Commonwealth Bank of Australia	95,188
768	Goodman Fielder Ltd.	1,621
2,400	PaperlinX Ltd.	8,204
6,285	Westpac Banking Corp.	135,558

		309,550

	Austria - 0.3%
1,652	Meinl European Land AG (a)	47,172

	Belgium - 0.5%
644	Groupe Bruxelles Lambert SA	81,633

	Bermuda - 1.0%
4,771	Tyco International Ltd.	159,160

	China - 0.4%
2,000	Cheung Kong Holdings Ltd.	25,888
3,000	Swire Pacific Ltd. - Class A	33,762

		59,650

	United Kingdom - 10.2%
1,408	Anglo American PLC	84,641
2,808	AstraZeneca PLC	149,193
10,334	British Airways PLC (a)	96,075
3,747	British Land Co. PLC, REIT	107,251
294	Daily Mail & General Trust - Class A	4,900
9,340	Davis Service Group PLC	120,367
2,314	George Wimpey PLC	28,746
7,324	GlaxoSmithKline PLC	189,787
7,316	Great Portland Estates PLC, REIT	103,545
135	Hammerson PLC, REIT	4,251
5,333	Home Retail Group	49,766
4,597	Intercontinental Hotel	123,851
1,761	International Power PLC	15,806
696	J Sainsbury PLC	7,682
6,714	Marks & Spencer Group PLC	92,834
3,108	National Grid PLC	48,138
388	Pearson PLC	6,892
3,350	Royal Dutch Shell PLC - Class B	126,436
10,846	Royal Bank of Scotland Group PLC	134,627
548	Schroders PLC	15,003
1,704	Stagecoach Group PLC	6,227
4,264	Unilever PLC	131,496

		1,647,514

	Canada - 4.6%
176	Alcan, Inc.	15,162
921	Bank of Montreal	61,302
2,635	Bank of Nova Scotia	132,625
1,439	Canadian Imperial Bank of Commerce	138,193
2,501	EnCana Corp.	153,251
4,312	Methanex Corp.	112,529
2,237	Royal Bank of Canada	121,946
372	Teck Cominco Ltd. - Class B	15,728

		750,736

	Denmark - 0.1%
250	Jyske Bank (a)	19,149

	Finland - 1.3%
4,381	Nokia OYJ	119,969
3,163	Orion OYJ - Class B	78,273
744	Stora Enso OYJ	14,207

		212,449

	France - 4.6%
565	Bouygues	49,875
2,894	Business Objects SA (a)	119,555
572	Gecina SA	103,665
1,848	Sanofi-Aventis	178,201
522	Technip SA	40,495
1,606	Thales SA	98,288
3,327	Vivendi	144,965

		735,044

	Germany - 4.8%
709	Allianz SE	157,421
1,250	BASF AG	154,817
1,041	Deutsche Bank AG	158,377
723	E.ON AG	118,870
474	KarstadtQuelle AG	16,935
372	Muenchener Rueckversicherungs AG	70,031
575	Volkswagen AG	87,271

		763,722

	Italy - 2.2%
12,836	Enel SpA	146,041
4,493	Fiat SpA	128,659
32,385	Telecom Italia SpA	75,522

		350,222

	Japan - 11.0%
6,000	Central Glass Co., Ltd.	34,823
6	Central Japan Railway Co.	61,569
14	East Japan Railway Co.	108,033
2,800	FUJIFILM Holdings Corp.	115,848
25	Japan Tobacco, Inc.	130,115
15	KDDI Corp.	128,063
6,000	Kinden Corp.	51,767
5,000	Matsushita Electric Industrial Co., Ltd.	105,488
14	Mitsubishi UFJ Financial Group, Inc.	160,900
5,900	Namco Bandai Holdings, Inc.	100,016
500	Nintendo Co., Ltd.	174,650
18	Nippon Paper Group, Inc.	62,357
18,000	Nippon Steel Corp.	125,748
11	NTT Data Corp.	52,465
60	NTT DoCoMo, Inc.	101,958
5,000	Sumitomo Metal Industries Ltd.	27,049
1,300	Tokyo Electron Ltd.	93,379
10,000	Tokyo Style Co., Ltd.	113,615
2,000	Toyo Suisan Kaisha Ltd.	37,926

		1,785,769

	Netherlands - 1.9%
2,313	ASML Holding NV (a)	59,915
21	Corio NV	1,831
2,572	Koninklijke DSM NV	127,781
3,555	Royal KPN NV	60,324
720	SBM Offshore NV	26,615
1,443	STMicroelectronics NV	27,864

		304,330

	Norway - 1.4%
650	Norsk Hydro ASA	23,179
4,000	Orkla ASA	70,575
2,200	Schibsted ASA	105,697
1,200	Tandberg ASA	27,037

		226,488

	Singapore - 1.5%
1,000	Fraser and Neave Ltd.	3,727
1,000	Keppel Corp., Ltd.	7,127
32,000	Neptune Orient Lines Ltd.	94,570
32,000	SembCorp Industries Ltd.	115,074
18,000	SMRT Corp., Ltd.	22,479

		242,977

	Spain - 1.0%
93	Banco Popular Espanol SA	1,862
7,943	Banco Santander Central Hispano SA	152,632

		154,494

	Sweden - 2.2%
8,000	Nordea Bank AB	131,936
3,600	Skandinaviska Enskilda Banken AB	118,482
4,400	SKF AB - Class B	94,525
4,400	SKF AB - Class B, (a)	6,334
100	Svenska Handelsbanken AB - Class A	2,951

		354,228

	Switzerland - 2.3%
1,068	Credit Suisse Group	81,182
5,374	Micronas Semiconductor Hold (a)	112,045
48	Nestle SA	18,684
60	Swatch Group AG	17,186
476	Zurich Financial Services AG	145,564

		374,661

	United States - 46.1%
6,611	ADC Telecommunications, Inc. (a)	110,734
2,655	Aetna, Inc.	140,529
1,940	Allstate Corp. (The)	119,310
1,636	Alltel Corp.	112,099
1,525	Altria Group, Inc.	108,428
2,270	American International Group, Inc.	164,212
111	Apple, Inc. (a)	13,493
118	Avis Budget Group, Inc. (a)	3,570
1,341	Boeing Co.	134,891
1,262	Cardinal Health, Inc.	91,445
564	Career Education Corp. (a)	19,667
1,728	CBS Corp. - Class B	57,473
2,694	Chevron Corp.	219,534
201	Cigna Corp.	33,694
657	Cisco Systems, Inc. (a)	17,686
2,112	Citigroup, Inc.	115,083
2,587	Comcast Corp. - Class A (a)	70,910
4,241	ConAgra Foods, Inc.	108,146
672	Devon Energy Corp.	51,596
547	Eastman Kodak Co.	13,872
1,770	Expedia, Inc. (a)	42,533
1,288	Express Scripts, Inc. (a)	131,505
4,679	Exxon Mobil Corp.	389,152
1,804	FirstEnergy Corp.	124,891
735	Goldman Sachs Group, Inc. (The)	169,653
3,958	Halliburton Co.	142,290
4,155	Hewlett-Packard Co.	189,925
2,130	HJ Heinz Co.	101,345
8,469	Intel Corp.	187,758
1,969	International Business Machines Corp.	209,895
2,481	International Paper Co.	97,181
1,418	Invitrogen Corp. (a)	102,720
927	JC Penney Co., Inc.	74,605
4,148	JPMorgan Chase & Co.	214,991
3,018	Juniper Networks, Inc. (a)	73,669
1,602	Kohl's Corp. (a)	120,663
1,095	Kroger Co. (The)	33,200
1,568	Lehman Brothers Holdings, Inc.	115,060
450	Lennar Corp. - Class A	20,543
1,302	Lockheed Martin Corp.	127,726
916	Marathon Oil Corp.	113,410
3,065	McDonald's Corp.	154,936
1,938	McKesson Corp.	122,346
3,480	Merck & Co., Inc.	182,526
1,746	Merrill Lynch & Co., Inc.	161,906
1,762	MGIC Investment Corp.	114,530
6,015	Microsoft Corp.	184,480
453	Monsanto Co.	27,905
1,396	Morgan Stanley	118,716
576	National Oilwell Varco, Inc. (a)	54,403
3,332	Novellus Systems, Inc. (a)	102,259
429	Nucor Corp.	28,975
72	NVR, Inc. (a)	57,384
989	Occidental Petroleum Corp.	54,365
351	Pactiv Corp. (a)	11,923
609	Parker Hannifin Corp.	61,728
8,362	Pfizer, Inc.	229,871
738	PG&E Corp.	36,354
1,453	PMI Group, Inc. (The)	71,836
1,432	Prudential Financial, Inc.	146,093
736	Public Service Enterprise Group, Inc.	65,460
474	Raytheon Co.	26,354
1,603	Safeco Corp.	100,588
646	Sears Holdings Corp. (a)	116,293
503	Sigma-Aldrich Corp.	21,770
1,616	Sunoco, Inc.	128,811
7,198	Time Warner, Inc.	153,821
1,275	UnitedHealth Group, Inc.	69,832
1,935	Valero Energy Corp.	144,390
1,658	WellPoint, Inc. (a)	134,978
2,499	Xerox Corp. (a)	47,156

		7,421,076

	Total Common Stocks - 99.3%	16,000,024

	(Cost - $14,872,410)

	Preferred Stock - 0.1%
10	Porsche AG	17,682

	(Cost - $10,466)

	Exchange-Traded Funds - 0.2%
	United States - 0.2%
300	iShares MSCI EAFE Index Fund	24,309

	(Cost - $23,996)

	Total Investments - 99.6%
	(Cost - $14,906,872)	16,042,015
	Other Assets in Excess of Liabilities - 0.4%	67,979

	Net Assets - 100.0%	$16,109,994

REIT - Real Estate Investment Trust

PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Investments by Industry Classification

Industy*	% of Net Assets
Financials	26.1%
Consumer Discretionary	13.5%
Information Technology	12.0%
Health Care	11.7%
Energy	10.4%
Industrials	9.4%
Materials	5.9%
Consumer Staples	4.3%
Utilities	3.4%
Telecommunication Services	3.3%

*	Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Claymore/S&P Global Water Index ETF (CGW)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.9%
	Austria - 0.3%
12,316	Christ Water Technology AG (a)	$237,160

	Brazil - 1.9%
36,790	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,484,844

	Canada - 0.9%
17,397	Laperriere & Verreault Group, Class A (a)	668,803

	Cayman Islands - 0.1%
4,502	Consolidated Water Co, Inc.	117,817

	China - 2.1%
1,714,000	Guangdong Investment Ltd. (Hong Kong)	996,295
958,000	Tianjin Capital Environmental Protection (a)	593,652

		1,589,947

	Finland - 4.8%
77,985	Kemira OYJ	1,754,606
45,391	Uponor OYJ	1,877,001

		3,631,607

	France - 20.0%
127,079	Suez SA	7,310,418
95,195	Veolia Environnement	7,967,770

		15,278,188

	Italy - 5.9%
65,654	ACEA SpA	1,458,615
17,266	Acegas-APS SpA	200,277
224,397	ASM SpA	1,429,780
308,823	Hera SpA	1,397,347

		4,486,019

	Japan - 15.5%
375,000	Kubota Corp.	3,136,929
90,000	Kurita Water Industries Ltd.	2,541,559
10,500	Maezawa Kyuso Industries Co., Ltd.	179,719
780,000	Mitsubishi Heavy Industries Ltd.	4,731,930
195,000	Mitsubishi Rayon Co., Ltd.	1,245,413

		11,835,550

	Singapore - 1.2%
375,000	Hyflux Ltd.	637,484
315,000	Sinomem Technology Ltd.	255,386

		892,870

	Spain - 2.4%
49,155	Sociedad General de Aguas de Barcelona SA, Class A	1,819,000

	Switzerland - 1.9%
22,470	Ciba Specialty Chemicals AG	1,448,554

	United Kingdom - 14.3%
109,079	Kelda Group PLC	2,205,159
157,680	Northumbrian Water Group PLC	1,082,316
107,712	Pennon Group PLC	1,440,319
72,999	Severn Trent PLC	2,268,512
258,373	United Utilities PLC	3,943,038

		10,939,344

	United States - 28.6%
5,789	American States Water Co.	208,578
40,562	Aqua America, Inc.	927,247
16,559	Arch Chemicals, Inc.	582,215
8,506	Badger Meter, Inc.	218,519
5,966	California Water Service Group	222,114
41,732	Danaher Corp.	3,067,302
23,554	Flow International Corp. (a)	302,433
19,185	Flowserve Corp.	1,331,631
15,043	Franklin Electric Co., Inc.	709,127
27,199	IDEX Corp.	1,025,402
50,283	ITT Corp.	3,384,046
4,826	Layne Christensen Co. (a)	217,218
88,416	Mueller Water Products, Inc., Class B	1,401,394
101,772	Nalco Holding Co.	2,689,834
69,510	Pentair, Inc.	2,571,175
6,009	Pico Holdings, Inc. (a)	282,483
27,875	Roper Industries, Inc.	1,626,785
5,312	SJW Corp.	171,418
6,486	Southwest Water Co.	84,448
21,269	Watts Water Technologies, Inc., Class A	806,095

		21,829,464

	Total Investments - 99.9%
	(Cost $74,799,357)	76,259,167
	Other Assets in excess of Liabilities - 0.1%	64,618

	Net Assets - 100.0%	$76,323,785

ADR - American Depositary Receipt

AG - Corporation

OYJ - Public Limited Company

PLC - Public Limited Company

SA - Corporation

SpA - Joint Stock Company

(a)	Non-income producing security.

Sector*	% of Total Investments
Utilities	48.2%
Industrials	41.1%
Materials	10.1%
Financials	0.4%
Consumer Discretionary	0.2%

*	Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value. Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset value is not calculated and on which the Fund does not effect sales, redemptions and exchanges of their Shares.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	July 27, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	July 27, 2007